Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Related Parties

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Qufenqi Inc.	Ultimate legal holding company of Beijing Happy Time prior to December 31, 2015
Qufenqi (HK) Limited	Holding company of Beijing Happy Time prior to December 17, 2015, and a subsidiary of the Company since April 27, 2017
Alipay.com Co., Ltd.	Subsidiary of shareholder of the Company
Ganzhou Qu Campus	The Company’s equity method investee
Ganzhou Happy Share Capital Management LLP	Company controlled by Founder
Zhima Credit Management Co., Ltd.	Subsidiary of shareholder of the Company
Chongqing Alibaba Small Loan Co., Ltd.	Subsidiary of shareholder of the Company
Guosheng Financial Holding Inc.	Company controlled by Director
Guosheng Securities Asset Management Co., Ltd.	Company controlled by Director
Alibaba Cloud Computing Co. Ltd.	Company controlled by the ultimate controlling individual of shareholder
Key management and their immediate families	The Company’s key management and their immediate families

Schedule of Amounts Due to Related Parties

Amounts due to related parties

		As of December 31,
	Note	2016	2017
		RMB	RMB	US$
Qufenqi Inc.	(i)	867,874	813,326	125,006
Guosheng Financial Holding Inc.	(ii)	—	631,746,787	97,097,703
Guosheng Securities Asset Management Co., Ltd.	(ii)	—	83,475,455	12,829,943
Alipay.com Co., Ltd.		—	418,597	64,337
Zhima Credit Management Co., Ltd.	(iii)	19,605,313	3,108,873	477,825

Total		20,473,187	719,563,038	110,594,814

(i)	The balance represents the transactions from daily operations, which is interest free and payable on demand.
(ii)	The balance represents the borrowings and interests payable arising from consolidated trusts.
(iii)	The balance represents the credit assessment and advertising platform service fee payables.

Schedule of Amounts Due from Related Parties

Amounts due from related parties

			As of December 31,
	Note		2016	2017
			RMB	RMB	US$
Short-term amounts due from related parties
Qufenqi Inc.			180,000,000	27,475	4,223
Qufenqi (HK) Limited			4,860	—	—
Ganzhou Qu Campus			157,673	23,714	3,645
Ganzhou Happy Share Capital Management LLP			770	770	118
Alipay.com Co., Ltd.	(i	)	404,631,249	549,842,011	84,509,170
Zhima Credit Management Co., Ltd.			778,837	—	—
Alibaba Cloud Computing Co. Ltd.			—	320,853	49,314
Key management and their immediate families
Employee advances			60,000	—	—
Loan principal and financing service fee receivables	(ii	)	272,318	1,000,000	153,697

Total short-term amounts due from related parties			585,905,707	551,214,823	84,720,167

Long-term amounts due from related parties
Key management and their immediate families
Loan principal and financing service fee receivables	(ii	)	1,000,000	—	—

Total long-term amounts due from related parties			1,000,000	—	—

Total amounts due from related parties			586,905,707	551,214,823	84,720,167

(i)	The balance represents the amount deposited in the Company’s Alipay account. Such amount is unrestricted as to withdrawal and use and readily available to the Company on demand.
(ii)	Key management and their immediate families borrowed funds through the Company’s financing platform.

Schedule of Movement of Loan Principal and Financing Service Fee Receivables Due from Related Parties

The movement of the loan principal and financing service fee receivables due from key management and their immediate families is as follows:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Balance at beginning of the year	2,705,053	1,272,318	195,552
Loan principal and financing service fee receivables	2,700,000	—	—
Payments	(4,132,735)	(272,318)	(41,855)

Balance at end of the year	1,272,318	1,000,000	153,697

Schedule of Transactions with Related Parties

Transactions with related parties

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Service income
Key management and their immediate families	133,380	90,539	4,551	699

Cost of revenue
Alipay.com Co., Ltd.	8,185,069	41,186,645	114,175,547	17,548,460
Zhima Credit Management Co., Ltd.	—	6,150,041	21,435,176	3,294,526
Alibaba Cloud Computing Co. Ltd.	—	—	23,173,116	3,561,643
Chongqing Alibaba Small Loan Co., Ltd.	—	—	3,151,324	484,350
Guosheng Financial Holding Inc.	—	—	56,746,787	8,721,821
Guosheng Securities Asset Management Co., Ltd.	—	—	2,327,277	357,696

	8,185,069	47,336,686	221,009,227	33,968,496

Sales and marketing
Zhima Credit Management Co., Ltd.	—	36,149,807	16,033,107	2,464,243
Alipay.com Co., Ltd.	—	—	222,081,862	34,133,357

	—	36,149,807	238,114,969	36,597,600